Note N - Regulatory Matters	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

Note N - Regulatory Matters

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies.  Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices.  Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.  Management believes that as of December 31, 2013, the Company and the Bank met all capital adequacy requirements to which they were subject.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. At year-end 2013 and 2012, the Bank’s capital met the requirements for the Bank to be deemed well capitalized under the regulatory framework for prompt corrective action.

At year-end, consolidated actual capital levels and minimum required levels for the Company and the Bank were:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2013
Total capital (to risk weighted assets)
Consolidated	$93,504	16.8%	$44,565	8.0%	$55,706	N/A
Bank	83,057	15.2	43,731	8.0	54,664	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	87,349	15.7	22,283	4.0	33,424	N/A
Bank	77,230	14.1	21,866	4.0	32,798	6.0
Tier 1 capital (to average assets)
Consolidated	87,349	11.7	29,918	4.0	37,397	N/A
Bank	77,230	10.5	29,410	4.0	36,762	5.0

2012
Total capital (to risk weighted assets)
Consolidated	$93,158	17.2%	$43,234	8.0%	$54,043	N/A
Bank	84,267	15.9	42,506	8.0	53,132	10.0%
Tier 1 capital (to risk weighted assets)
Consolidated	86,401	16.0	21,617	4.0	32,426	N/A
Bank	77,690	14.6	21,253	4.0	31,879	6.0
Tier 1 capital (to average assets)
Consolidated	86,401	10.9	31,571	4.0	39,464	N/A
Bank	77,690	10.0	31,010	4.0	38,763	5.0

Dividends paid by the subsidiaries are the primary source of funds available to Ohio Valley for payment of dividends to shareholders and for other working capital needs. The payment of dividends by the subsidiaries to Ohio Valley is subject to restrictions by regulatory authorities. These restrictions generally limit dividends to the current and prior two years retained earnings. At January 1, 2014 approximately $3,268 of the subsidiaries’ retained earnings were available for dividends under these guidelines. In addition to these restrictions, dividend payments cannot reduce regulatory capital levels below minimum regulatory guidelines. The Board of Governors of the Federal Reserve System also has a policy requiring Ohio Valley to provide notice to the FRB in advance of the payment of a dividend to Ohio Valley’s shareholders under certain circumstances, and the FRB may disapprove of such dividend payment if the FRB determines the payment would be an unsafe or unsound practice.